Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure
Acquisitions

The Company acquired the following properties during the year ended December 31, 2011. The table below reflects the purchase price allocation for these acquisitions (in thousands):

Property	Acquisition Date	Investments in Real Estate	Above Market Lease	In-Place Lease	Management Agreement	Below Market Ground Lease	Acquisition Date Fair Value
1701 / 1711 Research Blvd.	May 9, 2011	$16,327	$—	$1,144	$29	$—	$17,500
450 Kendall Street (Kendall G)	May 31, 2011	8,229	—	—	—	—	8,229
Ardsley Park	June 23, 2011	16,188	610	1,108	94	—	18,000
Wateridge Circle	November 1, 2011	41,010	777	4,400	313	—	46,500
320 Bent Street (1)	December 14, 2011	87,900	780	12,698	1,298	3,599	106,275
301 Binney Street (1)	December 14, 2011	217,073	3,191	25,370	2,397	7,390	255,421
301 Binney Street Garage (1)	December 14, 2011	15,751	—	—	—	389	16,140
Kendall Crossing Apartments (1)	December 14, 2011	6,947	—	153	9	233	7,342
Total		$409,425	$5,358	$44,873	$4,140	$11,611	$475,407
Weighted average intangible amortization life (in months)			61	61	61	603
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(1)The Company acquired PREI's 80% membership interest in the entity that owned these properties through the PREI I LLC joint venture.  As a result, these properties became 100% owned by the Company on December 14, 2011.  See “Rogers Street Acquisition” below for further discussion.

Revenues of approximately $3.9 million and net loss of approximately $309,000 associated with properties acquired in 2011 are included in the consolidated income statements for the year ended December 31, 2011 for both the Company and the Operating Partnership.

Rogers Street Acquisition

On December 14, 2011, the Company acquired 320 Bent Street, 301 Binney Street, 301 Binney Street Garage, and Kendall Crossing Apartments (the "Rogers Street Properties") from PREI I LLC for cash of $308.0 million for the 80% interest indirectly held by PREI. The remaining 20% interest was previously indirectly owned by the Company through its 20% interest in PREI I LLC and was distributed to the Company in connection with this transaction. Upon the acquisition of the controlling interest of the Rogers Street Properties, the properties were consolidated and a gain of $4.7 million was recognized in other (expense)/income on the consolidated statement of income equal to the amount by which the fair-value of the 20% interest the Company previously owned exceeded its carrying value. PREI I LLC concurrently repaid the remaining outstanding balance of its secured acquisition and interim loan facility of $199.3 million through proceeds from the sale and capital contributions of the members, of which the Company's portion was $39.9 million.

Selected data regarding the acquisition of the Rogers Street Properties is presented below (in thousands):

December 14, 2011
Cash consideration paid for the Rogers Street Properties	$308,000
Cash acquired	(2,051)
Net cash paid by the Company to acquire the Rogers Street Properties	305,949

Fair-value of the Company's previously owned interest in the Rogers Street Properties	$77,000
Less: carrying value of the Company's previously owned interest in the Rogers Street Properties	(72,321)
Gain on revaluation of acquired unconsolidated joint venture	$4,679

Net cash paid by the Company to acquire the Rogers Street Properties	$305,949
Fair-value of the Company's previously owned interest in the Rogers Street Properties	77,000
Net liabilities assumed	2,229
Acquisition date fair-value of the Rogers Street Properties	$385,178

Pro Forma Results of the Parent Company (unaudited)

The unaudited pro forma revenues and operating income of the Parent Company, including the acquisitions that occurred in 2011 as if they had taken place on January 1, 2010, are as follows (in thousands except per share amounts):

	Year Ended December 31,
	2011	2010
Total revenues	$473,170	$423,649
Net income available to common stockholders	19,786	12,531
Net income per share available to common stockholders - basic and diluted	$0.15	$0.11

Pro forma data may not be indicative of the results that would have been reported had the acquisitions actually occurred as of January 1, 2010, nor does it intend to be a projection of future results.

Pro Forma Results of the Operating Partnership (unaudited)

The unaudited pro forma revenues and operating income of the Operating Partnership, including the acquisitions that occurred in 2011 as if they had taken place on January 1, 2010, are as follows (in thousands except per share amounts):

	Year Ended December 31,
	2011	2010
Total revenues	$473,170	$423,649
Net income available to unitholders	20,355	13,077
Net income per unit available to unitholders - basic and diluted	$0.15	$0.11

Pro forma data may not be indicative of the results that would have been reported had the acquisitions actually occurred as of January 1, 2010, nor does it intend to be a projection of future results.